Share-based payment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based payment
26.	Share-based payment

The Group provides benefits to employees (including executive directors) of the Group through share-based incentives. The following table outlines the key share-based awards expense and their respective equity or liability balances as of December 31, 2018, 2017 and 2016.

	Equity					Liability
	Class C	RSU	Option	Incentive	Total	Class C	Incentive	Total	Total
Number of shares
As of December 31, 2015	519,246	—	—	—	519,246	—	—	—	519,246
Granted	924,966	—	—	—	924,966	3,545,388	—	3,545,388	4,470,354

As of December 31, 2016	1,444,212	—	—	—	1,444,212	3,545,388	—	3,545,388	4,989,600

Granted	—	—	—	—	—	3,045,420	5,028,282	8,073,702	8,073,702
Repurchased	(339,948)	—	—	—	(339,948)	—	—	—	(339,948)

As of December 31, 2017	1,104,264	—	—	—	1,104,264	6,590,808	5,028,282	11,619,090	12,723,354

Granted	—	5,261,256	135,198	304,920	5,701,374	—	—	—	5,701,374
Issued	—	(146,806)	—	—	(146,806)	—	—	—	(146,806)
Reclassified	6,590,808	—	—	5,028,282	11,619,090	(6,590,808)	(5,028,282)	(11,619,090)	—
Repurchased	(1,814,022)	—	—	—	(1,814,022)	—	—	—	(1,814,022)
Converted	(5,881,050)			—	(5,881,050)	—	—	—	(5,881,050)

As of December 31, 2018	—	5,114,450	135,198	5,333,202	10,582,850	—	—	—	10,582,850

Class C ordinary shares

The Group granted fully vested share awards from January 2015 to January 2017 entitling key founders and senior executives the issuance of Class C ordinary shares in the Group.

In July 2017, Class C Shares were issued to a holding vehicle in which the key founders and senior executives are shareholders.

The Class C Shares are subject to a 10-year lock-up period, however transfer of the Class C Shares during the lock-up period is permitted subject to approval by the Board of Directors of the Group.

Two of the key founders of the Group who received Class C Shares are two of the three board members of the holding vehicle and the Group. As board members of the Group, these key founders had the ability to approve a redemption of their Class C Shares pursuant to the terms of the articles of association at their discretion, thus creating an in-substance put option. As such, the grants to these key founders are liability classified. This liability was measured at fair value on the grant dates and remeasured subsequently every reporting date. The change in the fair value of the liability was recognized through profit and loss at each reporting date. For the year ended December 31, 2017 the Group recognized R$ 121,219 in compensation expense relating to Class C Shares granted to founders.

Effective January 1, 2018, the articles of association were modified to create an independent committee to approve any share redemptions of founders within the holding vehicle (including redemption of interests in the Group), which removed the mechanism that had allowed the founders to be able to put the shares to the Group. Therefore, the Class C Shares held by the founders were reclassified to equity.

The other key executives who were granted Class C Shares do not have control of the Group and therefore do not have the ability to control the redemption of their shares. Therefore, such awards were classified as equity. These equity grants were measured at fair value with an associated compensation expense fully recognized on the grant date.

In July 2018, 14,397 Class C shares (or 1,814,022 Class B common shares after share split and reclassification) were repurchased by the Group for an initial consideration of R$ 63,230, which was subject to an additional payment upon the occurrence of certain events including the completion of an IPO, sale or private placement (“Capital Event”). Given the consummation of the IPO, such additional payment has been determined in R$ 79,210, calculated by multiplying the number of shares that have been redeemed by 90% of the share price in the Capital Event minus the initial consideration, paid on October 29, 2018, totalizing R$ 142,440.

Incentive Shares

In 2017, certain key employees have been granted incentive shares, or the Co-Investment Shares, that entitle participants to receive a cash bonus which they, at their option, may use to purchase a specified number of preferred shares in StoneCo Brasil which are then exchanged for common shares in DLP Par. Incentive shares are subject to a lock-up period and a discounted buy-back feature retained by the Group if the employee leaves prior to lockup expiration.

Incentive Shares are subject to a 10 year lock-up period after which participants have the right to sell their shares to a third-party buyer for the then-current fair market value of StoneCo Brasil (determined as the current share price in a public market or the latest private funding round valuation if still private plus applicable accumulated interest subject to approval from DLP Capital and DLP Par and a preemptive right of DLP Capital and DLP Par to purchase the shares at the same price offered by a third-party buyer). If a participant ceases employment for any reason before the end of the 10 years lock-up period, DLP Par and DLP Capital each have the right to acquire the shares for the price originally paid by the participant, less an applicable discount as below.

Time remaining to the end of the Lock-up period	Discount	Monthly Installments
7-10 years	25%	Up to 120
3-7 years	20%	Up to 60
0-3 years	15%	Up to 36

The Repurchase Right can be exercised at any time up to two years from the participant’s termination date. Once the lock-up period expires and if the participant terminates employment, the Company has a 90-day option to repurchase the shares at the then-current share price.

Based on the repurchase discount schedule the largest payout is 85% of the award’s grant date fair value should a participant leave before the 10-year lock-up period expires. The vesting tranches are broken into three separate tranches, which reflects the terms of the repurchase right and constitutes graded vesting features.

The first tranche represents 75% of the grant date fair value, recognized in full on the grant date. That is, if an employee voluntarily terminates employment up to 3 years from the grant date and the Company exercises its repurchase feature, the participant will receive a cash payment equal to 75% of the grant date fair value.

The second tranche represents 5% of the grant date fair value, recognized from grant date to the end of year 3. This represents the additional 5% potential repurchase payment if the employee satisfies 3 to 7 years of the lock-up period.

The third tranche represents 5% of the grant date fair value, recognized from grant date to the end of year 7. This represents the additional 5% potential repurchase payment if the employee satisfies at least 7 years of the lock-up period, but leaves prior to the expiration of the lock-up period.

As mentioned in Note 21, in 2018, 5,333,202 new Class A common shares were issued to certain employees upon consummation of the IPO. This Class A shares were granted as Incentive shares plan, and were reclassified to equity.

Phantom Share plan

Under the Phantom Share plan granted on December 1, 2017 participants have the right to receive compensation in cash for the appreciation of StoneCo Brasil share price equivalent to the difference between the price per share at the date of grant and the price per share upon a qualifying settlement event. The participant must remain actively employed until the settlement event occurs in order to become vested in the award. A settlement event is defined as the entrance of a new shareholder into the Group who takes possession of more than 50% of voting rights. If the value of the incentive is negative, no amount will be owed to the participant. Therefore, the plan is accounted for as a cash settled award with a liability for the actual cash paid to the employees, which will be the fair value at settlement date. However, as of December 31, 2017, Management did not consider a settlement event probable. As such, no compensation expense has been recognized for this plan in the year ended December 31, 2017. In September 2018, these shares were converted to RSU awards and recognized in equity over the vesting period.

Share Options

In consideration of a nonemployee’s services as an advisor, on December 15, 2014 the Group granted this individual the right to subscribe for 1,486 non-voting shares of StoneCo at an aggregate purchase price of US$ 400 thousand. The Options are exercisable immediately upon grant date for up to 3 years (“Option Period”). The Options were never exercised and expired on December 15, 2017. The plan is accounted for as an equity settled award with fair value estimated using a Black Scholes option pricing model and the related compensation expense was recognized in full on grant date as the arrangement did not require any vesting or performance condition after the date of grant.

Restricted share units and stock options

In September 2018, the Group granted new awards of restricted share units (“RSUs”) and stock options. In addition, all outstanding Phantom Shares, which were originally granted on December 1, 2017, were converted to RSU awards. These awards are equity classified, the majority of the awards are subject to performance conditions, and the related compensation expense will be recognized over the vesting period. The Company issued 42,911 (after share split 5,406,786) awards (including Phantom Shares converted to RSUs), of which approximately 6% are vested until the IPO, 9% vest in 4 years, 18% vest in 5 years, 21% vest in 7 years, and 46% vest in 10 years. The total expense, including taxes and social charges, recognized for the programs for the year was R$ 60,843.

Cappta share plan

In addition to the plans for share-based payments described above, the Group has a legacy plan from the subsidiary Cappta which has liability-classified shares that are measured at fair value. The liability as of December 31, 2018 is R$ 0 (R$ 53 as of December 31, 2017).